Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events
Subsequent Events

10. Subsequent Events.

On November 12, 2021, (the “Closing Date”), DFP Healthcare Acquisitions Corp. (“DFP”) completed the business combination pursuant to that certain and Plan of Merger, dated June 28, 2021, by and among DFP, Orion Merger Sub I, Inc., a Delaware corporation and a direct, wholly owned subsidiary of DFP (“First Merger Sub”), Orion Merger Sub II, LLC, a Delaware limited liability company and a direct, wholly owned subsidiary of DFP (“Second Merger Sub”) and TOI Parent, Inc., a Delaware corporation (“Old TOI”) (as it may be amended and/or restated from time to time, the “Merger Agreement”). As contemplated by the Merger Agreement, immediately prior to the effective time of the First Merger (the “Effective Time”), (i) the First Merger Sub merged with and into Old TOI (the “First Merger”), with Old TOI being the surviving corporation and (ii) immediately following the First Merger, Old TOI merged with and into the Second Merger Sub (the “Second Merger”), with the Second Merger Sub being the surviving entity and a wholly owned subsidiary of DFP (the First Merger and Second Merger together, the “Business Combination”). Upon the closing of the Business Combination, DFP changed its name to “The Oncology Institute, Inc.” TOI continues the existing business operations of Old TOI as a publicly traded company.

Management has evaluated subsequent events and transactions that occurred after the balance sheet date up to the date the unaudited condensed consolidated financial statements were issued. Based upon this review, other than described here and the restatements described in Note 2 the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

Note 12 — Subsequent Events

On November 12, 2021, (the “Closing Date”), DFP Healthcare Acquisitions Corp. (“DFP”) completed the business combination pursuant to that certain and Plan of Merger, dated June 28, 2021, by and among DFP, Orion Merger Sub I, Inc., a Delaware corporation and a direct, wholly owned subsidiary of DFP (“First Merger Sub”), Orion Merger Sub II, LLC, a Delaware limited liability company and a direct, wholly owned subsidiary of DFP (“Second Merger Sub”) and TOI Parent, Inc., a Delaware corporation (“Old TOI”) (as it may be amended and/or restated from time to time, the “Merger Agreement”). As contemplated by the Merger Agreement, immediately prior to the effective time of the First Merger (the “Effective Time”), (i) the First Merger Sub merged with and into Old TOI (the “First Merger”), with Old TOI being the surviving corporation and (ii) immediately following the First Merger, Old TOI merged with and into the Second Merger Sub (the “Second Merger”), with the Second Merger Sub being the surviving entity and a wholly owned subsidiary of DFP (the First Merger and Second Merger together, the “Business Combination”). Upon the closing of the Business Combination, DFP changed its name to “The Oncology Institute, Inc.” TOI continues the existing business operations of Old TOI as a publicly traded company.

Management has evaluated subsequent events and transactions that occurred after the balance sheet date up through the date the financial statements were issued. Based upon this review, other than described here in and in Note 2 with respect to the restatements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

TOI Parent Inc.
Subsequent Events
Subsequent Events

Note 22. Subsequent Events

The Company has evaluated subsequent events from the balance sheet date through November 18, 2021, the date at which the condensed consolidated financial statements were available to be issued. The following events were identified subsequent to the balance sheet date.

SPAC Transaction

On June 28, 2021, the Company entered into an Agreement and Plan of Merger (“Merger Agreement”) with DFP Healthcare Acquisitions Corp. (“DFPH”), a SPAC; Orion Merger Sub I, Inc., a wholly-owned subsidiary of DFPH (“Merger Sub I”), and Orion Merger Sub II, LLC, a wholly-owned subsidiary of DFPH (“Merger Sub II”). Pursuant to the terms of the Merger Agreement, (i) Merger Sub I will merge with and into the Company, with the Company surviving the merger (the “First Merger”) and (ii) immediately following the First Merger, the Company will merge with and into Merger Sub II, with Merger Sub II surviving the merger (collectively, the “Business Combination”). Upon completion of the Business Combination, DFPH will be named The Oncology Institute, Inc. and adopt a corresponding ticker symbol. Deferred costs related to this transaction are presented on the consolidated balance sheets.

On October 22, 2021, DFPH issued a press release announcing that it has scheduled the Special Meeting of its stockholders (the “Special Meeting”) for November 12, 2021 at 10:00 a.m., Eastern Time, to approve the previously announced Business Combination with the Company, that it has filed its definitive proxy statement/prospectus for the Special Meeting, and that it has commenced mailing the definitive proxy statement/prospectus to its stockholders of record as of the close of business on September 23, 2021 (the “Record Date”). The Business Combination is expected to close immediately following the Special Meeting.

Orr Practice Acquisition

On November 12, 2021, the Company entered into an Asset Purchase Agreement with Leo E. Orr, M.D., Inc., (the “Orr Practice”) and Leo E. Orr, M.D., an individual. Leo E. Orr, M.D. owns all of the issued and outstanding equity interests of the Orr Practice. The terms of the agreement state that the Company will purchase from the Orr Practice certain assets, properties, and rights owned by the Orr Practice, and the intangible assets associated with the asset acquisition. The Company will pay $1,000,000, with $800,000 of the consideration being paid in cash at closing and the remainder paid equally in two cash installments on each annual anniversary thereafter.

Grant Practice Acquisition

On November 12, 2021, the Company entered into an Asset Purchase Agreement with Ellsworth Grant, M.D., A Medical Corporation, (the “Grant Practice”) and Ellsworth Grant, M.D., an individual. Ellsworth Grant, M.D. owns all of the issued and outstanding equity interests of the Grant Practice. The terms of the agreement state that the Company will purchase from the Grant Practice certain assets, properties, and rights owned by the Grant Practice, and the intangible assets associated with the asset acquisition. The Company will pay $1,000,000, with $800,000 of the consideration being paid in cash at closing and the remainder paid equally in two cash installments on each annual anniversary thereafter.

Note 22. Subsequent Events

The Company has evaluated subsequent events from the balance sheet date through June 27, 2021, the date at which the consolidated financial statements were available to be issued. The following events were identified subsequent to the balance sheet date.

Legal Entity Name Revision

On January 12, 2021, the Company filed an amendment to the articles of incorporation of Richy Agajanian, M.D., a Professional Corporation to legally change the name to The Oncology Institute CA, a Professional Corporation. The change was solely nominal, and the legal form, tax attributes, and books and records of Richy Agajanian, M.D., a Professional Corporation all remained.

Capital Raise

In the first quarter of 2021, TOI Parent Inc. executed an equity capital raise in separate transactions with three accredited investors. Each investor purchased the Company’s Series A Preferred Shares subject to the terms of Amendment II of the Certificate of Incorporation, as described in Note 13. A total of 1,451 Series A Preferred Shares were purchased in exchange for $20,000,000 in consideration.

Pinellas Cancer Center Acquisition

On February 12, 2021, the Company entered into an Asset Purchase Agreement with Anil N Raiker, M.D., P.L.C., d/b/a Pinellas Cancer Center (the “PCC”) and Anil Raiker, M.D., an individual. Anil Raiker, M.D. owns all of the issued and outstanding equity interests of PCC. The terms of the agreement state that the Company will purchase from the PCC certain assets, properties, and rights owned by the Practice, and the goodwill associated with the asset acquisition and TOI Management will manage non-clinical and management operations. The Company will pay $1,710,000, with half of the consideration being paid in cash at closing and the remainder in two installments each annual anniversary thereafter.

Oncology Association Acquisition

On April 30, 2021, the Company entered into an Asset Purchase Agreement with Oncology Association, P.A., (the “OA”) and Pedro Mendez, M.D., an individual. Pedro Mendez, M.D. owns all of the issued and outstanding equity interests of OA. The terms of the agreement state that the Company will purchase from the OA certain assets, properties, and rights owned by the Practice, and the intangible assets associated with the asset acquisition. The Company will pay $500,000, with $200,000 of the consideration being paid in cash at closing and the remainder paid equally in three cash installments with each annual anniversary thereafter.